REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Wages, salaries and similar	€ 13,304	€ 11,671	€ 11,374
Social security contributions payable by Codere Online	1,921	1,673	1,239
Other social contributions	9,779	5,440	4,824
Total	€ 25,004	€ 18,784	€ 17,437